Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2020	2019
Common shares	252	253
Common shares B	69	70
Total share capital	320	323

Common shares	2020	2019
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2020	2019
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12

Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2019	2,095,648	251	585,022	70
Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70
Shares withdrawn	(9,491)	(1)	(13,227)	(2)
Dividend	2,466	-	-	-
At December 31, 2020	2,098,114	252	571,795	69
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number	Weighted average number
	of common shares (thousands)	of common shares B (thousands)
2019	2,098,326	585,022
2020	2,101,749	579,312